Expected Credit Losses - Schedule of Composition of Expected Credit Loss (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition [Abstract]
Expense of allowances established for credit risk	$ 421,210	$ 321,829	$ 418,416
Expense of provisions for contingent loans	(4,200)	(53,875)	51,445
Recovery of written-off credits	(65,313)	(63,256)	(65,740)
Impairments for credit risk from financial assets at fair value through other comprehensive income	1,009	(2,754)	8,009
Total	$ 352,706	$ 201,944	$ 412,130